Property and equipment, net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property and equipment, net
Total property and equipment	¥ 61,348,164		¥ 50,961,157		$ 8,404,664
Accumulated depreciation	(45,514,674)		(42,318,765)		(6,235,485)
Property and equipment, net	15,833,490		8,642,392		2,169,179
Depreciation	4,866,123	$ 666,656	3,026,574	¥ 4,393,055
Gains (loss) from the disposal of property and equipment	56,293	$ 7,712	(148,198)	¥ 2,678
Computer and transmission equipment
Property and equipment, net
Total property and equipment	31,286,142		25,295,660		4,286,184
Furniture and office equipment
Property and equipment, net
Total property and equipment	1,715,512		543,160		235,024
Leasehold improvements
Property and equipment, net
Total property and equipment	27,530,407		24,306,234		3,771,650
Motor vehicles
Property and equipment, net
Total property and equipment	¥ 816,103		¥ 816,103		$ 111,806